Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 632,458	R$ 591,131
Longterm deposits	59,185	75,712
Taxes Claims [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	444,134	405,739
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	125,862	106,376
Civil [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	39,597	53,438
Easements [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	14,726	18,407
Customers [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	4,862	3,867
Others [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 3,277	R$ 3,304